Market Risk Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Market Risk Benefit, Activity
The following table presents a reconciliation of the gross MRB, by product and asset and liability position:

	As of December 31,
	2023			2022
	Variable Annuities	Fixed Indexed Annuities	Total	Variable Annuities	Fixed Indexed Annuities	Total
Asset position	$576	$2	$578	$321	$4	$325
Liability position	529	545	1,074	711	493	1,204
Net asset	$47	$—	$—	$—	$—	$—
Net liability	$—	$543	$496	$390	$489	$879
The following table presents a rollforward of the net MRB liability, by product:

	Variable Annuities	Fixed Indexed Annuities	Total
Balance as of January 1, 2022	$617	$845	$1,462
Balance at January 1, 2022, before effect of changes in the instrument-specific credit risk	661	845	1,506
Issuances	10	—	10
Interest accrual	9	15	24
Attributed fees collected	232	8	240
Benefit payments	(109)	(72)	(181)
Effect of changes in interest rates	(709)	(248)	(957)
Effect of changes in equity markets	477	(40)	437
Effect of changes in equity index volatility	120	1	121
Actual policyholder behavior different from expected behavior	(142)	11	(131)
Effect of changes in future expected policyholder behavior	5	—	5
Effect of changes in other future expected assumptions	(30)	(1)	(31)
Balance as of December 31, 2022, before effect of changes in the instrument-specific credit risk	$524	$519	$1,043

Cumulative effect of changes in the instrument-specific credit risk	(134)	(30)	(164)
Balance as of December 31, 2022	$390	$489	$879

Less: ceded market risk benefits	(527)	(367)	(894)
Balance as of December 31, 2022, net of reinsurance	$(137)	$122	$(15)

	Variable Annuities	Fixed Indexed Annuities	Total
Balance as of January 1, 2023	$390	$489	$879
Balance as of January 1, 2023, before effect of changes in the instrument-specific credit risk	524	519	1,043
Issuances	(10)	—	(10)
Interest accrual	13	29	42
Attributed fees collected	295	7	302
Benefit payments	(107)	(58)	(165)
Effect of changes in interest rates	(19)	(12)	(31)
Effect of changes in equity markets	(619)	19	(600)
Effect of changes in equity index volatility	(128)	2	(126)
Actual policyholder behavior different from expected behavior	17	13	30
Effect of changes in future expected policyholder behavior	(10)	21	11
Effect of changes in future expected assumptions	5	(8)	(3)
Balance as of December 31, 2023, before effect of changes in the instrument-specific credit risk	$(39)	$532	$493

Cumulative effect of changes in the instrument-specific credit risk	(8)	11	3
Balance as of December 31, 2023	$(47)	$543	$496

Less: ceded market risk benefits	(240)	(408)	(648)
Balance, net of reinsurance	$(287)	$135	$(152)

The following table presents the NAR and weighted average attained age of contractholders for MRBs, by product:

	Variable Annuities	Fixed Indexed Annuities	Total
As of December 31, 2022
Net amount at risk [1]	$976	$213	$1,189
Weighted average attained age of contractholders (in years)	74.1	71.8	72.8

As of December 31, 2023
Net amount at risk [1]	$389	$195	$584
Weighted average attained age of contractholders (in years)	74.4	72.4	72.2
[1]NAR is generally defined as the current guarantee amount in excess of the current account balance at the balance sheet date, net of reinsurance impacts. For products with multiple guarantees, the net amount at risk is based on the benefit with the highest net amount at risk. The VA net amount at risk represents the death benefit portion of the contract, as contracts with a withdrawal benefit also contain a death benefit. The FIA net amount of risk represents the withdrawal portion of the contract. The total represents the combined net amount at risk of VA and FIA.

Fair Value Measurement Inputs and Valuation Techniques
[1]The weighted average is determined based on the fair value of the securities.
[2]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[3]Excludes securities for which the Company bases fair value on broker quotations.
[4]Decrease for above market rate coupons and increase for below market rate coupons.
[5]Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.
[6]Range represents assumed annual percentage of allowable amount withdrawn.
[7]Range represents assumed annual percentages of policyholders electing a full surrender.
[8]Range represents assumed annual budget for index options.
[9]Range represents Company credit spreads.
The following table summarizes the unobservable inputs for MRBs, net of reinsured balances (refer to Note 5 - Fair Value Measurements for a rollforward of ceded MRBs):

Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Range	Weighted Average	Impact of Increase in Input on Fair Value [1]
As of December 31, 2023
Variable annuities (net of reinsurance):
$(287)	Discounted cash flows	Withdrawal utilization [2]	1.0% to 46.0%	15.6%	Increase
		Withdrawal rates [3]	0.0% to 8.0%	4.3%	Increase
		Lapse rates [4]	0.0% to 40.0%	6.0%	Decrease
		Market volatility [5]	10.5% to 26.9%	20.4%	Increase
		Nonperformance risk [6]	0.6% to 2.5%	1.6%	Decrease
		Mortality rate [7]	0.0% to 62.5%	1.4%	Decrease
Fixed indexed annuities:
$135	Discounted cash flows	Withdrawal utilization [2]	0.0% to 42.4%	2.7%	Increase
		Withdrawal rates [3]	2.3% to 8.3%	4.5%	Increase
		Lapse rates [4]	0.0% to 30.0%	3.5%	Decrease
		Market volatility [5]	4.9% to 25.6%	16.7%	Increase
		Nonperformance risk [6]	0.6% to 2.5%	1.7%	Increase
		Mortality rate [7]	0.0% to 40.0%	2.5%	Decrease
		Option budgets [8]	0.0% to 3.8%	1.9%	Increase

Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Range	Weighted Average	Impact of Increase in Input on Fair Value [1]

As of December 31, 2022
Variable annuities (net of reinsurance):
$(137)	Discounted cash flows	Withdrawal utilization [2]	1.8% to 63.0%	22.5%	Increase
		Withdrawal rates [3]	0.0% to 8.0%	4.0%	Increase
		Lapse rates [4]	0.0% to 40.0%	4.5%	Decrease
		Market volatility [5]	18.5% to 28.4%	23.3%	Increase
		Nonperformance risk [6]	0.4% to 3.2%	2.2%	Decrease
		Mortality rate [7]	0.0% to 100.0%	1.3%	Decrease
Fixed indexed annuities:
$122	Discounted cash flows	Withdrawal utilization [2]	0.0% to 29.1%	3.5%	Increase
		Withdrawal rates [3]	0.0% to 20.0%	5.6%	Increase
		Lapse rates [4]	0.5% to 36.0%	4.6%	Decrease
		Market volatility [5]	4.5% to 23.6%	15.8%	Increase
		Nonperformance risk [6]	0.4% to 3.2%	2.2%	Increase
		Mortality rate [7]	0.0% to 39.8%	3.1%	Decrease
		Option budgets [8]	0.5% to 3.8%	2.0%	Increase
[1]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]Range represents assumed percentages of policyholders taking withdrawals.
[3]Range represents assumed annual percentage of allowable amount withdrawn.
[4]Range represents assumed annual percentages of policyholders electing a full surrender.
[5]Range represents implied market volatilities for equity indices based on multiple pricing sources.
[6]Range represents Company credit spreads.
[7]Mortality rates vary by age and by demographic characteristics, such as gender. The range shown reflects the mortality rate for policyholders. Mortality rate assumptions are set based on policyholder experience.
[8]Range represents assumed annual budget for index options.